Supplement dated March 25, 2020, to the following prospectuses and summary prospectuses, each as may have been previously amended or supplemented:

American Beacon AHL Managed Futures Strategy Fund

American Beacon AHL TargetRisk Fund

American Beacon Bahl & Gaynor Small Cap Growth Fund

American Beacon Bridgeway Large Cap Growth Fund

American Beacon Bridgeway Large Cap Value Fund

American Beacon Stephens Mid-Cap Growth Fund

American Beacon Stephens Small Cap Growth Fund

Prospectuses and Summary Prospectuses dated April 30, 2019

American Beacon Acadian Emerging Markets Managed Volatility Fund

American Beacon Continuous Capital Emerging Markets Fund

American Beacon Crescent Short Duration High Income Fund

American Beacon Frontier Markets Income Fund

American Beacon GLG Total Return Fund

Prospectuses and Summary Prospectuses dated May 31, 2019

American Beacon Alpha Quant Core Fund

American Beacon Alpha Quant Dividend Fund

American Beacon Alpha Quant Quality Fund

American Beacon Alpha Quant Value Fund

American Beacon ARK Transformational Innovation Fund

American Beacon Shapiro Equity Opportunities Fund

American Beacon Shapiro SMID Cap Equity Fund

American Beacon SSI Alternative Income Fund

American Beacon TwentyFour Strategic Income Fund

Prospectuses and Summary Prospectuses dated October 28, 2019

American Beacon SiM High Yield Opportunities Fund

American Beacon Sound Point Floating Rate Income Fund

American Beacon The London Company Income Equity Fund

American Beacon Zebra Small Cap Equity Fund

Prospectuses and Summary Prospectuses dated December 27, 2019

American Beacon TwentyFour Short Term Bond Fund

Prospectus and Summary Prospectus dated February 18, 2020

American Beacon Balanced Fund

American Beacon Garcia Hamilton Quality Bond Fund

American Beacon International Equity Fund

American Beacon Large Cap Value Fund

American Beacon Mid-Cap Value Fund

American Beacon Small Cap Value Fund

American Beacon Tocqueville International Value Fund

Prospectuses and Summary Prospectuses dated February 28, 2020

Effective immediately, the following changes are made to each prospectus and summary prospectus, as applicable, of each of the above series of American Beacon Funds (each, a “Fund”):

I.       In the “Principal Risks” section of each Fund’s prospectus and summary prospectus, the following risk is added in alphabetical order:

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

II.       In the “Additional Information About Risks” section of each Fund’s prospectus, the following risk is added in alphabetical order:

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Although multiple asset classes have been and may continue to be affected by a market disruption, the duration and effects may not be the same for all types of assets. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, which has resulted in travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand. The duration and full effects of these market disruptions are still uncertain. The effect of recent efforts undertaken by the Federal Reserve System to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet known. In addition, COVID-19 could cause the need for employees and vendors at various businesses, including the Manager, the sub-advisor(s) or other service providers, to work at external locations, and extensive medical absences. Because a large epidemic may create significant market and business uncertainties and disruptions, not all events that could affect the business of the Manager, the sub-advisor(s) or other service providers can be determined and addressed in advance.

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